Contingencies and commitment (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 577,665	$ 523,519	$ 759,314	$ 1,005,649
Lease liabilities, current	151,170	79,475	139,137	101,134
Lease liabilities, non-current	578,866	608,068	709,248	934,610
Total operating lease liabilities	$ 730,036	$ 687,543	$ 848,385	$ 1,035,744
Weighted average remaining lease term (years)	4 years 5 months 26 days	6 years 1 month 6 days	5 years 5 months 12 days	7 years 5 months 12 days
Weighted average discount rate	4.79%	4.90%	4.90%	4.75%